UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23643

Putnam ETF Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin Minnesota Municipal Income ETF
FTMN | NYSE Arca, Inc.
Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Franklin Minnesota Municipal Income ETF (previously known as Putnam Minnesota Tax Exempt Income Fund) for the period June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Minnesota Municipal Income ETF	$31	0.61%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$171,548,865
Total Number of Portfolio Holdings	174
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Minnesota Municipal Income ETF	PAGE 1	48373-STSR-0126
28.221.919.410.55.54.94.22.01.30.80.80.50.2

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Minnesota Municipal
Income ETF
(Formerly known as Putnam Minnesota Tax Exempt Income Fund)
Financial Statements and Other Important Information
Semi-Annual  | November 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
November 30, 2025
 Franklin Minnesota Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.8%
Guam — 1.5%
Guam Government, GO, Series 2019	5.000%	11/15/31	$335,000	$353,884 (a)
Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/42	1,300,000	1,250,520
Guam Government, Waterworks Authority Revenue, Water and Wastewater System, Series A	5.000%	1/1/50	1,000,000	1,008,562
Total Guam				2,612,966
Minnesota — 95.1%
Anoka-Hennepin, MN, ISD No 11, GO, School Building Bonds, Series A, SD Credit Program	3.000%	2/1/45	4,100,000	3,216,561
Apple Valley, MN, Revenue, Orchard Path Phase II Project, Series 2021	4.000%	9/1/61	400,000	301,098
Aurora, MN, ISD No 2711, GO, School Building Bonds, CAB, Series B, SD Credit Program	0.000%	2/1/29	940,000	831,707
Baytown Township, MN, Charter School Lease Revenue:
St. Croix Preparatory Academy Project, Series A, Refunding	4.000%	8/1/36	300,000	279,978
St. Croix Preparatory Academy Project, Series A, Refunding	4.000%	8/1/41	1,550,000	1,348,562
Bethel, MN, Revenue, Spectrum High School Project, Series A, Refunding	4.250%	7/1/47	895,000	761,660
Bloomington, MN, GO:
Capital Improvement Plan Bonds, Series E	4.000%	2/1/44	200,000	200,261 (b)
Capital Improvement Plan Bonds, Series E	4.000%	2/1/45	745,000	740,202 (b)
Central Minnesota Region, Municipal Power Agency Revenue:
Graceworks Lutheran Services, Series 2017, Refunding, AG	3.000%	1/1/36	300,000	289,507
Southeast Twin Cities Transmission Project, Series 2021, Refunding, AG	3.000%	1/1/34	780,000	769,591
Southeast Twin Cities Transmission Project, Series 2021, Refunding, AG	3.000%	1/1/35	375,000	367,052
Southeast Twin Cities Transmission Project, Series 2021, Refunding, AG	3.000%	1/1/37	300,000	285,483
Southeast Twin Cities Transmission Project, Series 2021, Refunding, AG	4.000%	1/1/42	340,000	342,555
Chisholm, MN, ISD No 695, GO, School Building Bonds, CAB, Series A, SD Credit Program	0.000%	2/1/34	525,000	392,598
Cologne, MN, Charter School Lease Revenue, Academy Project, Series A	5.000%	7/1/34	345,000	345,075
See Notes to Financial Statements.
Franklin Minnesota Municipal Income ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Franklin Minnesota Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
Dakota County, MN, Community Development Agency Revenue, City Apartments Project, Series 2024, FNMA - Collateralized	4.200%	5/1/43	$1,550,000	$1,525,814
Deephaven, MN, Revenue, Eagle Ridge Academy Project, Series A, Refunding	5.250%	7/1/40	500,000	500,180
Duluth, MN, EDA Revenue:
Benedictine Health System, Series A, Refunding	4.000%	7/1/36	250,000	229,730
Benedictine Health System, Series A, Refunding	4.000%	7/1/41	930,000	784,254
Health Care Facilities, Essentia Health Obligated Group, Series A, Refunding	5.000%	2/15/43	2,000,000	2,031,791
Health Care Facilities, Essentia Health Obligated Group, Series A, Refunding	5.250%	2/15/58	1,000,000	1,005,927
St. Luke’s Hospital of Duluth Obligated Group, Series A, Refunding	4.000%	6/15/38	375,000	384,740
St. Luke’s Hospital of Duluth Obligated Group, Series A, Refunding	4.000%	6/15/39	225,000	229,559
St. Luke’s Hospital of Duluth Obligated Group, Series A, Refunding	3.000%	6/15/44	825,000	691,242
Duluth, MN, ISD No 709 Revenue:
COP, Series A, Refunding	4.000%	3/1/32	1,355,000	1,376,207 (c)
COP, Series B, Refunding, SD Credit Program	5.000%	2/1/27	370,000	379,148
COP, Series B, Refunding, SD Credit Program	5.000%	2/1/28	1,390,000	1,452,153
Forest Lake, MN, Charter School Lease Revenue:
Lakes International Language Academy Project, Series A, Refunding	4.500%	8/1/26	75,000	75,008
Lakes International Language Academy Project, Series A, Refunding	5.500%	8/1/36	250,000	250,174
Gibbon, MN, ISD No 2365, GO, School Building Bonds, Series A, SD Credit Program	5.000%	2/1/48	1,850,000	1,929,419
Ham Lake, MN, Charter School Lease Revenue:
Davinci Academy Project, Series A	5.000%	7/1/47	500,000	431,769
Series A	5.000%	11/1/36	250,000	250,789
Hastings, MN, ISD No 200, GO, School Building Bonds, CAB, Series A, SD Credit Program	0.000%	2/1/30	1,000,000	865,642
Hennepin County, MN, Regional Railroad Authority, GO:
Limited Tax Bonds, Series A	5.000%	12/1/35	3,000,000	3,185,366
Sales Tax Revenue, Series C	5.000%	12/15/35	3,000,000	3,250,175
Independence, MN, Revenue, Global Academy Project, Series A, Refunding	4.000%	7/1/51	650,000	507,178
See Notes to Financial Statements.

Franklin Minnesota Municipal Income ETF 2025 Semi-Annual Report

 Franklin Minnesota Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
Lake Crystal, MN, Public Utilities Commission Electric Revenue:
Series A, BAM	5.000%	12/1/50	$310,000	$314,261 (b)
Series A, BAM	5.000%	12/1/55	350,000	353,432 (b)
Mankato, MN, ISD No 77, GO, Area Public Schools, Facilities Maintenance Bonds, Blue Earth, Le Sueur and Nicollet Counties, Series A, SD Credit Program	4.000%	2/1/41	1,450,000	1,461,059
Maple Grove, MN, Health Care Facilities Revenue:
Maple Grove Hospital Corp. Series 2017, Refunding	5.000%	5/1/30	850,000	863,370
Maple Grove Hospital Corp. Series 2017, Refunding	5.000%	5/1/31	500,000	507,738
Maple Grove Hospital Corp. Series 2017, Refunding	5.000%	5/1/32	500,000	507,411
Maple Grove Hospital Corp. Series 2017, Refunding	4.000%	5/1/37	1,000,000	985,682
Minneapolis, MN, Heath Care System Revenue:
Allina Health System	4.000%	11/15/40	4,510,000	4,463,360
Series A	5.000%	11/15/28	2,000,000	2,108,890 (d)(e)
Series A, Refunding	5.000%	11/15/34	2,230,000	2,314,976
Series A, Refunding	4.000%	11/15/38	500,000	487,999
Series A, Refunding	5.000%	11/15/44	250,000	249,183
Minneapolis, MN, Multifamily Tax-Exempt Revenue, Mortgage-Backed Bonds, 14th and Central, LLLP Project, FNMA - Collateralized	2.350%	2/1/38	4,524,028	3,787,232
Minneapolis, MN, Revenue:
YMCA of the Greater Twin Cities Project, Series 2016	4.000%	6/1/27	100,000	100,686
YMCA of the Greater Twin Cities Project, Series 2016	4.000%	6/1/31	100,000	100,650
Minneapolis, MN, School District Credit Enhancement Program, GO, Series A, SD Credit Program	4.000%	2/1/35	1,590,000	1,636,006
Minneapolis, MN, Student Housing Revenue, Riverton Community Housing Project	5.000%	8/1/53	500,000	459,608
Minneapolis-St. Paul, MN, Metropolitan Airports Commission Revenue:
Series C	5.000%	1/1/36	825,000	841,052
Series C	5.000%	1/1/37	825,000	840,043
See Notes to Financial Statements.
Franklin Minnesota Municipal Income ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Franklin Minnesota Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
Subordinated, Series A, Refunding	5.000%	1/1/35	$900,000	$1,020,241
Subordinated, Series A, Refunding	4.250%	1/1/52	2,375,000	2,277,532
Subordinated, Series A, Refunding	5.000%	1/1/52	2,000,000	2,054,850
Minnesota State Agricultural & Economic Development Board, Health Care Facilities Revenue, HealthPartners Obligated Group	5.250%	1/1/54	2,500,000	2,600,042
Minnesota State HEFA Revenue:
Bethel University, Refunding	5.000%	5/1/47	1,000,000	905,500
Carleton College	5.000%	3/1/37	500,000	564,025
Carleton College	5.000%	3/1/38	475,000	532,749
Carleton College	5.000%	3/1/39	1,010,000	1,124,116
Carleton College	5.000%	3/1/53	2,750,000	2,885,803
Carleton College, Refunding	4.000%	3/1/37	500,000	502,616
College of Saint Benedict, Refunding	4.000%	3/1/36	410,000	398,363
College of Saint Benedict, Series 8-K	5.000%	3/1/37	1,000,000	1,001,625
College of Saint Benedict, Series 8-K	4.000%	3/1/43	1,000,000	862,871
College of St. Scholastica, Inc., Refunding	4.000%	12/1/40	1,500,000	1,344,957
Macalester College, Refunding	3.000%	3/1/40	360,000	323,215
Macalester College, Refunding	3.000%	3/1/43	325,000	269,968
Macalester College, Refunding	4.000%	3/1/48	1,000,000	930,098
Saint John’s University	4.000%	10/1/33	475,000	490,525
Saint John’s University	4.000%	10/1/34	175,000	180,156
Saint John’s University	4.000%	10/1/35	170,000	174,090
Saint John’s University	3.000%	10/1/36	420,000	393,955
Saint John’s University	3.000%	10/1/38	245,000	223,469
Saint John’s University	4.000%	10/1/39	425,000	427,960
Series A	5.000%	5/1/46	750,000	516,164
St. Catherine University	5.000%	10/1/43	600,000	596,149
St. Catherine University	5.125%	10/1/48	750,000	741,447
St. Catherine University, Refunding	4.000%	10/1/36	920,000	900,785
St. Catherine University, Refunding	4.000%	10/1/37	580,000	561,035
St. Catherine University, Refunding	5.000%	10/1/45	300,000	294,657
St. Olaf College	3.000%	10/1/38	2,000,000	1,836,464
St. Olaf College	4.000%	10/1/46	5,100,000	4,782,797
St. Olaf College, Series 8N, Refunding	4.000%	10/1/26	85,000	85,743
University of St. Thomas	5.000%	10/1/40	1,000,000	1,048,676
University of St. Thomas, Series A	5.000%	10/1/49	1,825,000	1,882,210
University of St. Thomas, Series A	4.125%	10/1/53	2,325,000	2,116,032
University of St. Thomas, Series A, Refunding	4.000%	10/1/34	400,000	404,887
See Notes to Financial Statements.

Franklin Minnesota Municipal Income ETF 2025 Semi-Annual Report

 Franklin Minnesota Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
University of St. Thomas, Series A, Refunding	4.000%	10/1/35	$400,000	$405,181
Minnesota State HFA Revenue:
GNMA and FNMA Pass-Through Program, Series B, GNMA / FNMA / FHLMC	2.250%	12/1/42	78,775	68,518
Housing Infrastructure, Series C	4.000%	8/1/39	1,000,000	1,010,255
Mortgage-Backed Securities Pass-Through Program, Series I, GNMA / FNMA / FHLMC	2.800%	12/1/47	136,692	118,195
Series D-1	4.950%	8/1/45	165,000	168,951
Series D-1	5.100%	8/1/55	100,000	102,570
Series D-1	5.150%	8/1/67	445,000	457,760
Series E	3.500%	1/1/46	10,000	9,996 (a)
Series F, GNMA / FNMA / FHLMC	3.000%	7/1/52	15,000	14,769
Minnesota State Municipal Power Agency Revenue, Refunding	5.000%	10/1/33	250,000	250,336
Minnesota State Office of Higher Education Revenue, Student Loan Program	4.000%	11/1/37	200,000	199,804 (a)
Minnesota State, Revenue:
COP, State Office Building Project, Series 2023	5.000%	11/1/40	3,500,000	3,901,813
COP, State Office Building Project, Series 2023	5.000%	11/1/41	3,000,000	3,313,992
Moorhead, MN, Education Facilities Revenue, The Concordia College Corporation Project, Refunding	5.000%	12/1/40	500,000	500,070
Mounds View, MN, Multifamily Housing Revenue, Sibley Park/Sibley Court Project	3.375%	3/1/28	1,500,000	1,505,440 (d)(e)
Mountain Lake, MN, Electric Revenue Revenue:
Series B, AG	5.000%	12/1/37	300,000	325,086 (b)
Series B, AG	5.000%	12/1/40	160,000	169,996 (b)
Series B, AG	5.000%	12/1/42	200,000	208,744 (b)
Series B, AG	5.000%	12/1/45	200,000	203,991 (b)
Series B, AG	5.000%	12/1/50	535,000	537,317 (b)
Series B, AG	5.000%	12/1/54	650,000	650,023 (b)
Northern Municipal Power Agency Revenue:
Minnesota Electric System, Series 2017, Refunding	5.000%	1/1/31	200,000	205,036
Minnesota Electric System, Series 2017, Refunding	5.000%	1/1/32	215,000	220,285
Minnesota Electric System, Series 2017, Refunding	5.000%	1/1/33	235,000	240,603
Minnesota Electric System, Series 2017, Refunding	5.000%	1/1/34	210,000	214,763
See Notes to Financial Statements.
Franklin Minnesota Municipal Income ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Franklin Minnesota Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
Minnesota Electric System, Series 2017, Refunding	5.000%	1/1/35	$170,000	$173,757
Minnesota Electric System, Series 2017, Refunding	5.000%	1/1/36	180,000	183,812
Minnesota Electric System, Series 2017, Refunding	5.000%	1/1/41	400,000	405,287
Minnesota Electric System, Series 2023, AG	5.000%	1/1/39	250,000	265,953
Minnesota Electric System, Series 2023, AG	5.000%	1/1/41	515,000	543,317
Ramsey County, MN, GO, Capital Improvement Plan, Series A	3.375%	2/1/39	580,000	571,013
Ramsey, MN, Charter School Lease Revenue, Pact Charter School Project, Series A, Refunding	5.000%	6/1/32	600,000	600,523
Regents of the University of Minnesota, MN, GO:
Series A	5.000%	9/1/40	1,460,000	1,498,059
Series A	5.000%	4/1/41	2,000,000	2,005,153
Series A	5.000%	9/1/42	1,410,000	1,441,177
Rice County, MN, GO, Public Safety Center Bonds, Series A, Minnesota State Credit Enhancement Program	4.000%	2/1/48	2,000,000	1,931,612
Richfield, MN, ISD No 280, GO, School Building Bonds, Series A, SD Credit Program	4.000%	2/1/36	1,500,000	1,514,683
Rochester, MN, Health Care Facilities Revenue:
Mayo Clinic, Series 2018	4.000%	11/15/48	1,500,000	1,428,436
Mayo Clinic, Series A	4.375%	11/15/53	2,000,000	1,989,136
Mayo Clinic, Series B, Refunding	5.000%	11/15/36	500,000	590,412
Rochester, MN, ISD No 535, GO, Facilities Maintenance Bonds, Series A, SD Credit Program	4.000%	2/1/32	1,805,000	1,901,310
Sartell-St. Stephen, MN, ISD No 748, GO, School Building Bonds, CAB, Series B, SD Credit Program	0.000%	2/1/34	700,000	505,724
Shakopee, MN, ISD No 720, GO, Facilities Maintenance Bonds, CAB, Series C, SD Credit Program	0.000%	2/1/30	3,355,000	2,919,736
Southern Minnesota Municipal Power Agency Revenue:
Power Supply System, Series A	5.000%	1/1/47	1,815,000	1,847,850
Power Supply System, Series A, Refunding	5.000%	1/1/36	500,000	500,947
St. Cloud, MN, Health Care Revenue:
Centracare Health System, Series 2019, Refunding	4.000%	5/1/49	2,505,000	2,288,503
See Notes to Financial Statements.

Franklin Minnesota Municipal Income ETF 2025 Semi-Annual Report

 Franklin Minnesota Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
Centracare Health System, Series 2024, Refunding	5.000%	5/1/54	$1,500,000	$1,543,194
St. Paul, MN, Housing & Redevelopment Authority Revenue:
Children’s Health Care, Series 2025	5.000%	8/15/44	500,000	525,696
Community of Peace Academy Project, Series A, Refunding	5.000%	12/1/37	500,000	500,175
Fairview Health Services, Series A, Refunding	4.000%	11/15/36	1,000,000	996,805
Fairview Health Services, Series A, Refunding	4.000%	11/15/37	1,000,000	983,158
Hmong College Prep Academy Project, Series A, Refunding	5.000%	9/1/55	2,500,000	2,284,811
Nova Classical Academy Project, Series 2016, Refunding	4.000%	9/1/36	950,000	909,219
Nova Classical Academy Project, Series 2021, Refunding	2.000%	9/1/26	80,000	78,631
Series A, Refunding	4.000%	10/1/33	650,000	657,281
Twin Cities German Immersion School Project, Series A	5.000%	7/1/33	420,000	420,191
Twin Cities German Immersion School Project, Series A	5.000%	7/1/35	250,000	250,158
Twin Cities German Immersion School Project, Series A, Refunding	6.125%	7/1/65	500,000	492,351 (b)
St. Paul, MN, Port Authority District Energy Revenue:
Series 2023-3	4.750%	10/1/43	1,000,000	1,020,786
Series 2024-1	5.000%	10/1/44	1,800,000	1,887,957
St. Paul, MN, Port Authority Lease Revenue, Regions Hospital Parking Ramp Project, Series 2007-1	5.000%	8/1/36	600,000	600,434
Wadena, MN, Revenue:
Cancer Center Project, Series A	5.000%	12/1/31	395,000	436,170
Cancer Center Project, Series A	5.000%	12/1/32	365,000	407,095
Cancer Center Project, Series A	5.000%	12/1/33	385,000	432,687
Cancer Center Project, Series A	5.000%	12/1/34	455,000	518,774
Cancer Center Project, Series A	5.000%	12/1/45	1,900,000	1,985,011
Waite Park, MN, GO, Series A	5.000%	12/15/50	2,095,000	2,202,589
Warren, MN, Warren-Alvarado-Oslo, ISD No 2176, GO:
School Building Bonds, Series A, SD Credit Program	3.250%	2/1/36	625,000	622,960
See Notes to Financial Statements.
Franklin Minnesota Municipal Income ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Franklin Minnesota Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
School Building Bonds, Series A, SD Credit Program	3.500%	2/1/39	$1,300,000	$1,292,148
School Building Bonds, Series A, SD Credit Program	3.625%	2/1/40	1,120,000	1,111,963
Western, MN, Municipal Power Agency Revenue, Series A	5.000%	1/1/49	3,500,000	3,548,681
Winona, MN, ISD No 861, GO, Facilities Maintenance Bonds, Series A, SD Credit Program	4.000%	2/1/31	1,075,000	1,129,403
Wright County, MN, GO:
Capital Improvement Bonds, Series A	3.300%	12/1/35	2,050,000	2,038,418
Capital Improvement Bonds, Series A	3.450%	12/1/37	1,680,000	1,662,911
Wright County, MN, Revenue, COP, Series A	3.000%	12/1/39	1,050,000	969,148
Total Minnesota				163,065,264
New Jersey — 0.2%
New Jersey State EDA Revenue, Private Activity- The Goethals Bridge Replacement Project	5.375%	1/1/43	260,000	260,237 (a)
Ohio — 0.1%
Warren County, OH, Healthcare Facilities Revenue, Otterbein Homes Obligated Group, Series 2016, Refunding	5.000%	7/1/40	250,000	251,194
Puerto Rico — 0.3%
Puerto Rico Commonwealth, GO, Restructured, Series A-1	4.000%	7/1/37	500,000	480,711
Washington — 0.6%
Grays Harbor County, WA, Public Hospital District No 1 Revenue, Summit Pacific Medical Center, Series 2023, Refunding	6.750%	12/1/44	1,000,000	1,114,463
Total Investments before Short-Term Investments (Cost — $169,576,516)				167,784,835
			Shares
Short-Term Investments — 4.4%
Putnam Government Money Market Fund, Class P Shares (Cost — $7,612,452)	3.780%		7,612,452	7,612,452 (f)(g)
Total Investments — 102.2% (Cost — $177,188,968)				175,397,287
Liabilities in Excess of Other Assets — (2.2)%				(3,848,422)
Total Net Assets — 100.0%				$171,548,865

See Notes to Financial Statements.

Franklin Minnesota Municipal Income ETF 2025 Semi-Annual Report

 Franklin Minnesota Municipal Income ETF
(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)	Securities traded on a when-issued or delayed delivery basis.
(c)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(d)	Maturity date shown represents the mandatory tender date.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Rate shown is one-day yield as of the end of the reporting period.
(g)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2025, the total market value of investments in Affiliated
Companies was $7,612,452 and the cost was $7,612,452 (Note 6).

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
COP	—	Certificates of Participation
EDA	—	Economic Development Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
ISD	—	Independent School District
SD	—	School District
See Notes to Financial Statements.
Franklin Minnesota Municipal Income ETF 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
November 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $169,576,516)	$167,784,835
Investments in affiliated securities, at value (Cost — $7,612,452)	7,612,452
Cash	17,554
Interest receivable	1,886,511
Dividends receivable from affiliated investments	9,499
Receivable for securities sold	1,772
Total Assets	177,312,623
Liabilities:
Payable for securities purchased	5,650,242
Investment management fee payable	48,411
Trustees’ fees payable	13,050
Service and/or distribution fees payable	2,877
Administration fee payable	765
Accrued expenses	48,413
Total Liabilities	5,763,758
Total Net Assets	$171,548,865
Net Assets:
Paid-in capital	$176,478,783
Total distributable earnings (loss)	(4,929,918)
Total Net Assets	$171,548,865
Shares Outstanding	19,370,804
Net Asset Value	$8.86
See Notes to Financial Statements.

Franklin Minnesota Municipal Income ETF 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended November 30, 2025(a)

Investment Income:
Interest	$3,353,909
Dividends from affiliated investments	38,059
Total Investment Income	3,391,968
Expenses:
Investment management fee (Note 2)	351,043
Transfer agent fees	67,136
Service and/or distribution fees (Note 2)	62,365
Registration fees	31,480
Shareholder reports	6,167
Audit and tax fees	5,752
Trustees’ fees	2,768
Administration fees (Note 2)	1,453
Custody fees	85
Miscellaneous expenses	3,867
Total Expenses	532,116
Less: Fee waivers and/or expense reimbursements (Note 2)	(584)
Expense reductions (Note 2)	(686)
Net Expenses	530,846
Net Investment Income	2,861,122
Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Loss From Unaffiliated Investment Transactions	(350,327)
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	7,213,908
Net Gain on Investments	6,863,581
Increase in Net Assets From Operations	$9,724,703

(a)
Effective after the market close on November 7, 2025, the Fund’s predecessor mutual fund, Putnam Minnesota Tax
Exempt Income Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial
Statements for additional information about the Reorganization.

See Notes to Financial Statements.
Franklin Minnesota Municipal Income ETF 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended November 30, 2025 (unaudited) and the Year Ended May 31, 2025	November 30(a)	May 31
Operations:
Net investment income	$2,861,122	$5,720,816
Net realized loss	(350,327)	(199,690)
Change in net unrealized appreciation (depreciation)	7,213,908	(2,718,879)
Increase in Net Assets From Operations	9,724,703	2,802,247
Distributions to Shareholders From (Note 1):
Total distributable earnings	(2,434,372)	(5,590,551)
Decrease in Net Assets From Distributions to Shareholders	(2,434,372)	(5,590,551)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (20,134,632 and 4,481,595 shares issued, respectively)	177,390,281	39,016,564
Reinvestment of distributions (270,843 and 626,022 shares issued, respectively)	2,331,344	5,474,677
Cost of shares repurchased (22,171,827 and 5,022,592 shares repurchased, respectively)	(194,740,482)	(43,601,688)
Increase (Decrease) in Net Assets From Fund Share Transactions	(15,018,857)	889,553
Decrease in Net Assets	(7,728,526)	(1,898,751)
Net Assets:
Beginning of period	179,277,391	181,176,142
End of period	$171,548,865	$179,277,391

(a)
Effective after the market close on November 7, 2025, the Fund’s predecessor mutual fund, Putnam Minnesota Tax
Exempt Income Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial
Statements for additional information about the Reorganization.

See Notes to Financial Statements.

Franklin Minnesota Municipal Income ETF 2025 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
	2025[1,2,3]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$8.49	$8.61	$8.61	$8.82	$9.63	$9.46
Income (loss) from operations:
Net investment income	0.14	0.28	0.26	0.23	0.18	0.19
Net realized and unrealized gain (loss)	0.35	(0.13)	0.00 [4]	(0.22)	(0.78)	0.22
Total income (loss) from operations	0.49	0.15	0.26	0.01	(0.60)	0.41
Less distributions from:
Net investment income	(0.12)	(0.27)	(0.26)	(0.22)	(0.19)	(0.20)
Net realized gains	—	—	—	—	(0.02)	(0.04)
Total distributions	(0.12)	(0.27)	(0.26)	(0.22)	(0.21)	(0.24)
Net asset value, end of period	$8.86	$8.49	$8.61	$8.61	$8.82	$9.63
Total return, based on NAV[5,6]	5.86%	1.71%	3.03%	0.20%	(6.37)%	4.30%
Net assets, end of period (000s)	$171,549	$5,386	$4,656	$5,090	$5,328	$6,791
Ratios to average net assets:
Gross expenses[7]	0.61%[8]	0.55%	0.58%	0.60%	0.57%	0.57%
Net expenses[7,9,10]	0.61 [8]	0.55	0.58	0.60	0.57	0.57
Net investment income[7]	3.28 [8]	3.19	3.01	2.64	1.96	2.03
Portfolio turnover rate	3%	6%	18%	16%	25%	12%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2025 (unaudited).
[3]
Effective after the market close on November 7, 2025, the Fund’s predecessor mutual fund, Putnam Minnesota Tax
Exempt Income Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial
Statements for additional information about the Reorganization.

[4]	Amount represents less than $0.005 or greater than $(0.005) per share.
[5]
The Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the
Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to November 7, 2025, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class R6 Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.

[6]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Ratio includes the impact of expense reductions. In the absence of these expense reductions, the gross and net expense ratios and the net investment income would be unchanged.
[8]	Annualized.
[9]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[10]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Franklin Minnesota Municipal Income ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin Minnesota Municipal Income ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund adopted the performance of the Putnam Minnesota Tax Exempt Income Fund (the “predecessor mutual fund”) as the result of a reorganization of the predecessor mutual fund into the Fund (the “Reorganization”) that was effective after the market close on November 7, 2025. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ended on or prior to November 7, 2025, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class R6 Shares.

Prior to the Fund’s listing on November 10, 2025, the net asset value (“NAV”) performance of Class R6 of the predecessor mutual fund is used as a proxy for the Fund’s market price returns. Had the predecessor mutual fund have been structured as an ETF, its performance may have differed.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks as high a level of current income exempt from federal income tax and Minnesota personal income tax as is consistent with preservation of capital.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic

Franklin Minnesota Municipal Income ETF 2025 Semi-Annual Report

environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in
Franklin Minnesota Municipal Income ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$167,784,835	—	$167,784,835
Short-Term Investments†	$7,612,452	—	—	7,612,452
Total Investments	$7,612,452	$167,784,835	—	$175,397,287

†	See Schedule of Investments for additional detailed categorizations.
(b) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Franklin Minnesota Municipal Income ETF 2025 Semi-Annual Report

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(c) Fund concentration. Since the Fund invests primarily in obligations of issuers within Minnesota, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting Minnesota.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) Insurance. The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that tend to be of very high quality with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
(f) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid monthly, and distributions of net realized gains, if any, are declared at least annually. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to shareholders. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
For the period June 1, 2025 through November 7, 2025, the predecessor mutual fund declared distributions from net investment income daily and paid monthly to shareholders of record. Distributions of net realized capital gains, if any, were declared at least annually.
(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing
Franklin Minnesota Municipal Income ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
(i) Guarantees and indemnifications. Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Investment management agreement and other transactions with affiliates
Franklin Advisers, Inc. (“Advisers”) is the Fund’s investment manager. Putnam Investment Management, LLC (“Putnam Management”) and Franklin Templeton Investment Management Limited (“FTIML”) are the Fund’s subadvisers. Advisers and Putnam Management are direct and indirect wholly-owned subsidiaries, respectively, of Franklin Resources, Inc. (“Franklin Resources”). FTIML is an indirect subsidiary of Franklin Resources.
Effective after the market close on November 7, 2025, the Fund pays its investment manager an annual all-inclusive management fee of 0.35% based on the Fund’s average daily net assets computed daily and paid monthly. The management fee covers investment management services and all of the Fund’s organizational and other operating expenses with certain exceptions, including but not limited to: payments under distribution plans, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
Advisers has retained Putnam Management as a subadviser for the Fund pursuant to a subadvisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
FTIML is authorized by the Trustees to manage a separate portion of the assets of the Fund as determined by Advisers from time to time. FTIML did not manage any portion of the assets of the Fund during the reporting period. If Advisers were to engage the services of FTIML, Advisers (and not the Fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the Fund assets managed by FTIML.

Franklin Minnesota Municipal Income ETF 2025 Semi-Annual Report

Under an agreement with  Advisers, Franklin Templeton Services, LLC (“Franklin Templeton Services”), provides administrative services to the Fund. The fee is paid by Advisers based on the costs incurred by Franklin Templeton Services and is not an additional expense of the Fund.
The Fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Advisers. The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
For the period June 1, 2025 through November 7, 2025, the predecessor mutual fund paid Advisers a management fee (based on the predecessor mutual fund’s average net assets and computed daily and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
Average Daily Net Assets
First $5 billion
Next $5 billion
Next $10 billion
Next $10 billion
Next $50 billion
Next $50 billion
Next $100 billion
Over $230 billion
Annual Rate
0.590%
0.540%
0.490%
0.440%
0.390%
0.370%
0.360%
0.355%

For the six months ended November 30, 2025, the annualized gross effective investment management fee rate was 0.402% of the Fund’s average daily net assets.
For the period June 1, 2025 through November 7, 2025, Advisers had contractually agreed, through September 30, 2026, to waive fees and/or reimburse the predecessor mutual fund’s expenses to the extent necessary to limit the cumulative expenses of the predecessor mutual fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the
Franklin Minnesota Municipal Income ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
predecessor mutual fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the predecessor mutual fund’s average net assets over such fiscal year-to-date period.
The predecessor mutual fund had entered into arrangements with Putnam Investor Services, Inc. and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the predecessor mutual fund’s transfer agent and custodian fees, respectively. During the June 1, 2025 through November 7, 2025, the fees were reduced as noted in the Statement of Operations. Effective March 10, 2025, earned credits on custodian fees, if any, are recognized as income.
During the six months ended November 30, 2025, fees waived and/or expenses reimbursed amounted to $584, all of which was an affiliated money market fund waiver.
Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Effective July 21, 2025, any front-end sales charges applicable to the purchase of Fund shares or contingent deferred sales charges applicable to the redemption of Fund shares were waived. For the period June 1, 2025 through November 7, 2025, Franklin Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Class A Shares
Sales charges	$76
CDSCs	440
The Fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
The Fund is permitted to purchase or sell securities from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended November 30, 2025, such purchase and sale transactions (excluding accrued interest) were $0 and $1,000,000 respectively. There was no realized gain or loss recognized as a result of these transactions.

Franklin Minnesota Municipal Income ETF 2025 Semi-Annual Report

3. Investments
During the six months ended November 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$5,941,828
Sales	19,321,409
At November 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$177,002,690	$2,576,652	$(4,182,055)	$(1,605,403)
4. Derivative instruments and hedging activities
During the six months ended November 30, 2025, the Fund did not invest in derivative instruments.
5. Fund share transactions
At November 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

	Six Months Ended November 30, 2025		Year Ended May 31, 2025
	Shares	Amount	Shares	Amount
Class A Shares[1]
Shares sold	119,059	$1,013,715	666,170 [2]	$5,812,141 [2]
Shares issued on reinvestment	66,331	570,045	160,725	1,403,744
Shares repurchased	(6,068,717)	(53,244,263)	(1,088,524)	(9,467,653)
Net decrease	(5,883,327)	$(51,660,503)	(261,629)	$(2,251,768)
Franklin Minnesota Municipal Income ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Six Months Ended November 30, 2025		Year Ended May 31, 2025
	Shares	Amount	Shares	Amount
Class B Shares[3]
Shares sold	—	—	—	—
Shares issued on reinvestment	—	—	11	$100
Shares repurchased	—	—	(2,822)	(25,013)
Net decrease	—	—	(2,811)	$(24,913)
Class C Shares[1]
Shares sold	16,333	$138,799	64,297	$560,998
Shares issued on reinvestment	2,440	20,903	6,367	55,530
Shares repurchased	(323,501)	(2,822,525)	(107,553)[2]	(938,078)[2]
Net decrease	(304,728)	$(2,662,823)	(36,889)	$(321,550)
Total Fund (Previously Class R6 Shares)[4]
Shares sold	18,839,118	$166,313,870	208,639	$1,815,999
Shares issued on reinvestment	9,167	79,078	18,053	157,976
Shares repurchased	(111,930)	(957,182)	(132,722)	(1,143,964)
Net increase	18,736,355	$165,435,766	93,970	$830,011
Class Y Shares[1]
Shares sold	1,160,122	$9,923,897	3,542,489	$30,827,426
Shares issued on reinvestment	192,905	1,661,318	440,866	3,857,327
Shares repurchased	(15,667,679)	(137,716,512)	(3,690,971)	(32,026,980)
Net increase (decrease)	(14,314,652)	$(126,131,297)	292,384	$2,657,773

[1]
Shares of the class of the predecessor mutual fund was converted into Class R6 Shares as a part of the
Reorganization. Such conversion of shares into Class R6 Shares is included under “Shares repurchased”.

[2]	May include a portion of Class C Shares that were automatically converted to Class A Shares.
[3]	Effective September 5, 2024, the Fund has terminated its Class B Shares.
[4]
Effective after the market close on November 7, 2025, the predecessor mutual fund, reorganized into this Fund
(the “Reorganization”). The predecessor mutual fund’s Class R6 Shares’ performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to the Reorganization reflects that of the predecessor mutual fund’s Class R6 Shares. Shares of the other classes of the predecessor mutual fund were converted into Class R6 Shares as a part of the Reorganization. Such conversion of the other classes of shares into Class R6 Shares is included under “Shares sold”.

6. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Franklin Minnesota Municipal Income ETF 2025 Semi-Annual Report

all or some portion of the six months ended November 30, 2025. The following transactions were effected in such company for the six months ended November 30, 2025.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	—	$7,612,473	7,612,473	$21	21
Putnam Short Term Investment Fund, Class P Shares	$294,455	17,147,456	17,147,456	17,441,911	17,441,911
	$294,455	$24,759,929		$17,441,932

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2025
Putnam Government Money Market Fund, Class P Shares	—	$9,359	—	$7,612,452
Putnam Short Term Investment Fund, Class P Shares	—	28,700	—	—
	—	$38,059	—	$7,612,452
7. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. The Fund did not utilize the Global Credit Facility during the six months ended November 30, 2025.
8. Capital loss carryforward
For tax purposes, capital losses of the predecessor mutual fund may be carried over to offset future capital gains, if any. As of May 31, 2025, the Fund had capital loss
Franklin Minnesota Municipal Income ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
carryforward remaining, which have no expiration date, of $3,430,996, that will be available to offset future taxable capital gains.
9. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Franklin Minnesota Municipal Income ETF 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.
Franklin Minnesota Municipal Income ETF

Board Approval of Management and
Subadvisory Agreements (unaudited)
Consideration of your fund’s initial management and sub-advisory contracts
At their meeting on May 16, 2025 (the “Meeting”), the Board of Trustees (“Board” or the “Trustees”) of your fund (which is a New ETF, as defined below), including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “Putnam Funds”) (the “Independent Trustees”), approved the initial management contract with Franklin Advisers, Inc. (the “Advisor”), an initial sub-advisory contract between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and an initial sub-advisory contract between the Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
At the Meeting and in connection with the approval of the Management Contracts, the Trustees approved the creation of ten new exchange-traded funds, including your fund (the “New ETFs” and each, a “New ETF”), and the acquisition of assets and assumption of liabilities of ten Putnam mutual funds (the “Converted Funds” and each, a “Converted
Fund”) by the corresponding New ETF in the chart below (each, a “Merger”).
Converted Funds	New ETFs
Putnam California Tax Exempt Income Fund	Franklin California Municipal Income ETF
Putnam Massachusetts Tax Exempt Income Fund	Franklin Massachusetts Municipal Income ETF
Putnam Minnesota Tax Exempt Income Fund	Franklin Minnesota Municipal Income ETF
Putnam New Jersey Tax Exempt Income Fund	Franklin New Jersey Municipal Income ETF
Putnam New York Tax Exempt Income Fund	Franklin New York Municipal Income ETF
Putnam Ohio Tax Exempt Income Fund	Franklin Ohio Municipal Income ETF
Putnam Pennsylvania Tax Exempt Income Fund	Franklin Pennsylvania Municipal Income ETF
Putnam Short-Term Municipal Income Fund	Franklin Short-Term Municipal Income ETF
Putnam Tax Exempt Income Fund	Franklin Municipal Income ETF
Putnam Tax-Free High Yield Fund	Franklin Municipal High Yield ETF
General conclusions
The Board oversees the management of the Putnam Funds and, as required by law, determines whether to approve the Putnam Funds’ management contracts, including with respect to your New ETF’s initial management contract with the Advisor and the initial sub-advisory contracts with respect to your New ETF between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services to be provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its

Franklin Minnesota Municipal Income ETF

Contract Committee, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its initial contract review. The Contract Committee consists solely of Independent Trustees.
The Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)(6) under the 1940 Act, assisted the Board and the Contract Committee as part of the initial contract review process. As part of this process, the Board and the Contract Committee considered, where applicable, information provided by the Advisor as part of the annual contract review process for the other Putnam Funds, including the Converted Funds. The Contract Committee met with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided regarding the New ETFs. The Contract Committee recommended, and the Independent Trustees approved, your New ETF’s Management Contracts.
Before approving the Management Contracts, the Board took into account a number of factors, including:
•  That its merger would differentiate your New ETF from other, larger municipal bond mutual fund offerings in the Franklin Templeton fund complex and that there would be greater potential to grow assets (and avoid potential asset loss, which would increase shareholder expenses) by offering the current municipal mutual fund strategies as exchange-traded funds in categories where there is no affiliated offering (and more limited current external competition);
•  That your New ETF would be subject to a unitary management fee structure, whereby the Advisor would bear substantially all operating expenses of the New ETF, and that your New ETF would have a lower management fee and lower total expense ratio than the Converted Fund;
•  That your New ETF would have the same investment goal, investment strategies, policies, and restrictions as those of the Converted Fund and would be managed by the same portfolio management team;
•  That the fee schedule to be in effect for your New ETF would represent reasonable compensation in light of the nature and quality of the services to be provided to the fund, the fees to be paid by competitive funds, and the costs to be incurred by the Advisor in providing services to the fund;
•  That the fee schedule to be in effect for your New ETF would represent an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the New ETF at expected asset levels;
•  That the New ETFs would benefit from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary
Franklin Minnesota Municipal Income ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
relationships, which may provide additional opportunities for the New ETFs to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
•  The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules to be in effect for each New ETF. The Trustees also reviewed the anticipated total expenses of each New ETF, recognizing that the New ETFs have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.
Under its Management Contract, your New ETF pays a management fee at a fixed rate of 35 basis points to the Advisor. The Advisor is obligated to pay, out of the management fee, all of the New ETF’s organizational and other operating expenses with limited exceptions, which include fees, if any, payable under the New ETF’s distribution plan, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
The Trustees reviewed comparative fee and expense information of another competitive fund selected by management from an unaffiliated third-party database containing comparable funds. This comparative information included your New ETF’s anticipated total expenses in comparison to the median total expenses (excluding any applicable 12b-1 fees) of this peer fund, which provides a general indication of your New ETF’s relative standing. The peer fund for your New ETF was an actively managed exchange-traded fund, which was a Minnesota Municipal Debt Fund. The Trustees noted that the anticipated total expenses (excluding any applicable 12b-1 fees) for your New ETF were greater than the other fund.
As the Advisor could not report any financial results from its relationship with the New ETFs because the New ETFs had not commenced investment operations, the Board could not evaluate the Advisor’s profitability with respect to the New ETFs. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the New ETFs, including the fee schedule for your New ETF, represented reasonable compensation for the services to be provided and were expected to represent an appropriate sharing between fund shareholders and the Advisor of any economies of scale as may exist in the management of the funds at that time.

Franklin Minnesota Municipal Income ETF

The information examined by the Trustees in connection with their initial contract review for the New ETFs included information regarding services provided and fees charged by the Advisor and certain affiliates to certain of their other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
In light of the fact that the New ETF had not yet commenced operations, the Trustees reviewed the historical investment performance of the Converted Fund. The Trustees noted that, following each Merger, each New ETF would be the accounting survivor of, and assume the historical performance of, its corresponding Converted Fund. The Trustees also noted that the New ETF will be able to maintain the Converted Fund’s performance track record, which will assist in marketing and distribution efforts.
For purposes of the Trustees’ evaluation of the Converted Funds’ investment performance, the Trustees generally focused on a competitive industry ranking of each Converted Fund’s total net return over a one-year, three-year and five-year period. In the case of your New ETF’s corresponding Converted Fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper Minnesota Municipal Debt Funds) for the one-year, three-year and five-year periods ended December 31, 2024 (the first quartile representing the best-
performing funds and the fourth quartile the worst-performing funds):
One-year period	Three-year period	Five-year period
3rd	2nd	2nd
Over the one-year, three-year and five-year periods ended December 31, 2024, there were 36, 36 and 35 funds, respectively, in your New ETF’s corresponding Converted Fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that each Converted Fund and its corresponding New ETF would have identical investment goals and seek those goals by employing identical investment strategies. The Trustees considered that each Converted Fund and its corresponding New ETF would have the same investment manager, noting the Advisor’s representation that it would be able to manage the Converted Funds’ investment strategies equally effectively in an ETF structure. The Trustees also noted that each Converted Fund and its corresponding New ETF have the same portfolio management team, and that the same individuals responsible for the day-to-day portfolio management of each Converted Fund will be responsible for the day-to-day portfolio management of its corresponding New ETF.
Franklin Minnesota Municipal Income ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Brokerage and soft-dollar allocations
The Trustees considered various potential benefits that the Advisor may receive in connection with the services to be provided under the management contract with your New ETF. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a New ETF for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the New ETF and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the New ETFs’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your New ETF is not expected to generate a significant amount of soft-dollar credits.

Franklin Minnesota Municipal Income ETF

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

Franklin
Minnesota Municipal Income ETF
Trustees
Liaquat Ahamed
Barbara M. Baumann
Chair
Katinka Domotorffy
Catharine Bond Hill
Gregory G. McGreevey
Jennifer Williams Murphy
Marie Pillai
George Putnam III
Robert L. Reynolds
Manoj P. Singh
Mona K. Sutphen
Jane Trust
Investment manager
Franklin Advisers, Inc.
Subadvisers
Putnam Investment Management, LLC
Franklin Templeton Investment Management Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Boston, MA
Franklin Minnesota Municipal Income ETF
The Fund is a separate investment series of Putnam ETF Trust, a Delaware statutory trust.
Franklin Minnesota Municipal Income ETF
Putnam Investments
100 Federal Street
Boston, MA 02110
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-800-225-1581.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-800-225-1581, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Minnesota Municipal Income ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

48373-SFSOI 1/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam ETF Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	January 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	January 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	January 27, 2026